26. PROVISION FOR TAX, CIVIL AND LABOR RISKS	12 Months Ended
Dec. 31, 2017
Provision For Tax Civil And Labor Risks
PROVISION FOR TAX, CIVIL AND LABOR RISKS
26.	PROVISION FOR TAX, CIVIL AND LABOR RISKS

The Company and its subsidiaries are involved in certain legal proceedings arising from the normal course of business, which include civil, administrative, tax, social security and labor claims.

The Company classifies the risk of unfavorable decisions in the legal proceedings as “probable”, “possible” or “remote”. The provisions recorded relating to such proceedings is determined by the Company’s management, based on legal advice and reasonably reflect the estimated probable losses.

The Company’s management believes that its provision for tax, civil and labor risks, accounted for according to IAS 37 is sufficient to cover estimated losses related to its legal proceedings, as presented below:

26.1.	Contingencies for probable losses

The rollforward of the provisions for tax, civil and labor risks is summarized below:

	Tax		Labor		Civil, commercial and other		Contingent liabilities		Total
	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16
Beginning balance	281.7	240.5	479.7	377.0	122.5	65.7	499.9	522.6	1,383.9	1,205.9
Additions	177.1	107.2	704.0	559.5	164.1	82.6	11.0	-	1,056.1	749.3
Business combination (1)	-	28.7	1.8	17.8	-	4.5	-	-	1.8	51.0
Reversals	(50.8)	(48.0)	(270.8)	(254.3)	(75.1)	(12.2)	(139.5)	(20.9)	(536.2)	(335.4)
Payments	(127.0)	(69.4)	(338.9)	(282.0)	(43.3)	(49.7)	-	-	(509.3)	(401.1)
Price index update	26.6	26.5	128.5	70.0	242.0	32.5	-	-	397.1	129.0
Exchange rate variation	(4.2)	(3.8)	(12.6)	(8.3)	(2.7)	(0.9)	(0.8)	(1.8)	(20.2)	(14.8)
Ending balance	303.4	281.7	691.7	479.7	407.5	122.5	370.6	499.9	1,773.2	1,383.9

Current									536.1	276.2
Non-current									1,237.1	1,107.7

(1) Balance arising from the business combination with Banvit (note 6.1.3).

26.1.1.	Tax

The tax contingencies consolidated and classified as probable losses relate to the following main legal proceedings:

ICMS: The Company discusses administratively and judicially judgments of ICMS arising from the ICMS tax credits on mainly related to the acquisition of use and consumption materials, property, plant and equipment, communication service, presumed credit, alleged underpayment of tax rate differential, tax rebate, isolated fine and others, in amount to R$157.0 (R$129.1 as of December 31, 2016).

PIS and COFINS: The Company discusses administratively and judicially the use of certain tax credits arising from the acquisition of raw materials to offset federal taxes, which amount is R$106.5 (R$102.0 as of December 31, 2016).

Other tax contingencies: The Company recorded other provisions for tax claims related to payment of social security contributions (SAT, INCRA, FUNRURAL, Education Salary), contributions due to joint liability for services provided by third parties, through assignment of labor debits included in REFIS with deposit awaiting consolidation and conversion into payment, in addition to debits as tax debts arising from differences of accessory obligations, import taxes, industrialized products tax, payment of compensation fees and others. In view of the amnesty payments the provision amounted in R$51.6 (R$105.4 as of December 31, 2016).

26.1.2.	Labor

The Company is defendant in several labor claims individual or with the Public Minister, mainly related to overtime, time spent by the workers for changing uniforms, in-commuting hours, rest breaks, occupational accidents, among others. None of these labor claims is individually significant. The Company recorded a provision based on past history of payments and loss prognosis.

26.1.3.	Civil, commercial and others

Civil contingencies are mainly related to claims relating to traffic accidents, moral and property damage, physical casualties, consumer relations, contractual breaches, and other.

26.2.	Contingencies classified as a risk of possible loss

The Company is involved in other tax, civil, labor and social security contingencies, for which losses have been assessed as possible by management with the support from legal counsel and therefore no provision was recorded. On December 31, 2017, the total amount of the possible contingencies was R$13,278.4 (R$13,667.9 as of December 31, 2016), of which R$370.6 (R$499.9 as of December 31, 2016) was recorded at fair value as a result of business combinations with Sadia, Avex and Dánica group, according to the requirements of paragraph 23 of IFRS 3.

26.2.1.	Tax

Tax contingencies amounted to R$11,469.9 (R$11,953.1 as of December 31, 2016), from which R$370.2 (R$490.3 as of December 31, 2016) was recorded at fair value as a result of business combination with Sadia, Avex and Dánica group, according to the requirements of paragraph 23 of IFRS 3.

The most relevant tax cases are set forth below:

Profits earned abroad: The Company was assessed by the Brazilian Internal Revenue Service for alleged underpayment of income tax and social contribution on profits earned by its subsidiaries located abroad, in a total amount of R$506.3 (R$688.6 as of December 31, 2016). The Company’s legal defense is based on the facts that the subsidiaries located abroad are subject exclusively to the full taxation in the countries in which they are based as a result of the treaties signed to avoid double taxation. One of the cases was tried at the administrative level in 2017 and part of the debit was canceled. The total profits earned abroad are disclosed in note 13.3.

Income Tax and Social Contribution: The Company discusses administratively and judicially several tax assessment notices involving compensation of tax losses, refunds and offset of income and social contribution tax credits against other federal tax debts, including credits arising from the Plano Verão legal dispute. Also, on February 05, 2015 BRF received a tax assessment notice, related to the compensation of tax loss carryforwards and negative calculation basis up to limit of 30% when it has incorporated one of the groups entity during calendar year 2012. The contingent liabilities relative to the subjects discussed totaled R$1,276.4 (R$1,160.2 as of December 31, 2016).

ICMS: The Company is involved in the following disputes associated to the ICMS tax: (i) alleged undue ICMS tax credits generated by tax incentives granted by certain States local rules (“guerra fiscal”) in a total amount of R$1,690.6 (R$2,153.5 as of December 31, 2016); (ii) maintenance of ICMS tax credits on the acquisition of certain products with a reduced tax burden (“cesta básica”) in a total amount of R$789.9 (R$716.2 as of December 31, 2016); (iii) absence of evidence to prove the balances of exports in the amount of R$333.8 (R$356.8 as of December 31, 2016) and part of the assessment was canceled 2017; and (iv) R$1,946.2 (R$1,763.2 as of December 31, 2016) related to other ICMS claims.

Related to the disputes involving “guerra fiscal” (item i above), on December, 18, 2017 was published the Agreement ICMS Nº 190/2017 which regulates a Supplementary Law Nº 160/2017, allowing, after the necessary internal regulations of the States, the remission of the debts assessed/executed. A significant number of cases were reclassified to risk of remote loss arising from favorable decisions not yet definitive in some cases.

In addition to this theme, BRF received on December 14, 2015 a tax assessment notice from the State of Paraná, demanding a partial rebate of ICMS credits in a total amount of R$339.6 (R$332.2 on December 31, 2016) related to “guerra fiscal”, undue credit related to materials consumed in production and undue credits over meats and imports, of which R$20.4 was reclassified to probable loss risk, R$220.5 to remote loss risk and R$98.7 to possible loss risk, because of evolution of process.

Related to the “ICMS cesta básica” (item ii above), in a meeting held on October 16, 2014 the Federal Supreme Court ("STF") was favorable to Tax Authority of State of Rio Grande do Sul, in the judgment of the extraordinary appeal No.635,688 submitted by company Santa Lúcia, understanding as improper the integral maintenance of ICMS tax credits on the reduced tax basis of food products that composes the basic food basket. The decision has a wide reflection effect (applicable to all taxpayers). However, there is still a claim for clarification waiting to be judged, requesting more details related to the timing of such decision (i.e. whether the decision will have retrospective effects), which suggests the need to wait for this final decision to recognize the effects on our financial statements.

IPI: The Company discusses administratively and judicially the non-ratification of compensation of IPI credits resulting from purchases of exempted goods, sales to Manaus Free Zone and purchases of supplies of non-taxpayers with PIS and COFINS being some cases having favorable decisions. Such discussed debits totaled the amount of R$441.7 (R$459.2 as of December 31, 2016).

IPI Premium Credits: The Company was involved in a judicial dispute in a total amount of R$440.1 as of December 31, 2016. On September 15, 2017, the Company opted to join the Tax Amnesty Program related to two processes, being that a residual value of R$31.0.

PIS and COFINS: The Company is involved in administrative proceedings regarding (i) offsetting of credits against other federal tax debts, (ii) disputes about the application (or not) of tax exemptions to some of our products (seasoned meats), iii) levied on the sale of certain types of products (non processed meat), (iv) Decrees 2.445 and 2.449 (“semestralidade”) and others in the amount of R$4,001.2 (R$3,614.9 as of December 31, 2014).

Social Security Taxes: The Company is involved in disputes related to social security taxes allegedly due on payments to service providers as well as joint responsibility with civil construction service providers and others in a total amount of R$262.9 (R$237.2 as of December 31, 2016).

Other Contingencies: The Company is involved in proceedings regarding to a requirement of a fine of 50% of the compensation amount of PIS/COFINS and IRPJ not approved awaiting final decision of the processes, basis of calculation of social contribution on net income, tax on services and others of several natures, fees, property tax, import tax, IOF, as well as an isolate fine arising from alleged errors on Digital Fiscal Bookkeeping (“EFD”) on 2012, totaling R$190.0) (R$29.7 as of December 31, 2016).

Additionally, the Company’s management assessed as relevant disclose information about the processes below:

HUAINE: the Company was included as co-responsible in a debt from Huaine Participações Ltda (former holding of Perdigão). In this lawsuit it is being discussed the inclusion of the Company in the liability from the tax execution in the amount of R$670.9 (R$642.8 as of December 31, 2016). BRF presented a guarantee to the debt, which was duly accepted by the judge and filed a motion to stay execution, which is awaiting judgment. The Company’s legal advisors classified the risk of losses as remote.

26.2.2.	Labor

On December 31, 2017 the contingencies assessed as possible loss totaled R$139.3 (R$34.9 as of December 31, 2016).

26.2.3.	Civil

The civil contingencies for which losses were assessed as possible totaled R$1,714.9 (R$1,679.8 as of December 31, 2016) and were mainly related to indemnification for material and moral damages.

26.3.	Contingent Assets

26.3.1.	Exclusion of VAT (ICMS) from PIS and COFINS tax base

On March 20, 2017, the Supreme court ruled that the amount of ICMS (i.e., the state-level value added tax) levied on the sale of products or services should not be included in the taxable base of PIS/COFINS (i.e., the federal social contribution taxes that operate like value added taxes). Considering that BRF S/A has a favorable decision in a lawsuit with this discussion and considering that our legal advisors believe that this last appeal filled by the government has a low probability to impact the lawsuits initiated before the judgment mentioned herein, the Company calculated a contingent asset of R$630.3. The Company has another 07 (seven) lawsuits about the subject filed by other companies that were merged over the past years, but with amounts have not yet been reasonably estimated to date.